PROPERTY AND EQUIPMENT, NET (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)
PROPERTY AND EQUIPMENT, NET
Total	$ 893.5		₽ 41,551.0		₽ 51,463.0
Less: accumulated depreciation	(525.9)		(22,734.0)		(30,292.0)
Total property and equipment, net	367.6		18,817.0		21,171.0
Depreciation expenses related to property and equipment	158.5	₽ 9,131.0	7,655.0	₽ 6,197.0
Servers and network equipment
PROPERTY AND EQUIPMENT, NET
Total	593.1		25,705.0		34,165.0
Infrastructure systems
PROPERTY AND EQUIPMENT, NET
Total	132.3		6,470.0		7,621.0
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total	101.3		3,785.0		5,835.0
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Total	36.3		1,891.0		2,090.0
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total	16.9		941.0		976.0
Other equipment
PROPERTY AND EQUIPMENT, NET
Total	1.5		56.0		82.0
Assets not yet in use
PROPERTY AND EQUIPMENT, NET
Total	$ 12.1		₽ 2,703.0		₽ 694.0